Business combination	12 Months Ended
Dec. 31, 2020
Business combination
Business combination
39	Business combination

Business combination in 2020

(a)	Acquisition of Taifeng Renewable Energy

On 30 June 2020, the Group's subsidiary, Shandong Power, acquired an 82.23% interest in Taifeng Renewable Energy from Huaneng Taishan Power Co., Ltd. ("Taishan Power"), a subsidiary of the Huaneng Group. Taifeng Renewable Energy is mainly engaged in power generation and sales business. The acquisition was made as part of the Group's strategy to increase the Group's generation capacity in renewable energy. The total cash consideration for the acquisition was RMB228 million, with RMB205 million paid at the acquisition date and the remaining RMB23 million unpaid as at 31 December 2020.

The fair values of the identifiable assets and liabilities of Taifeng Renewable Energy as at the date of acquisition were as follows:

		Fair value recognized
	Notes	on acquisition

Assets
Property, plant and equipment		722,076
Right-of-use assets		91,229
Other non-current assets		1,401
Other receivables and assets		60,038
Accounts receivable		153,644
Bank balances and cash		6,315
		1,034,703

Liabilities
Long-term loans		(589,000)
Lease liabilities		(90,370)
Deferred income tax liabilities	30	(9,213)
Accounts payable and other liabilities		(42,980)
Taxes payable		(20)
Current portion of long-term loans		(31,200)
Current portion of lease liabilities		(1,225)
		(764,008)

Total identifiable net assets at fair value		270,695
Non-controlling interests		(48,103)

Goodwill on acquisition	14	5,828

Satisfied by cash		228,420

39	Business combination (continued)

Business combination in 2020 (continued)

(a)Acquisition of Taifeng Renewable Energy (continued)

Goodwill arising from the acquisition is attributable to the synergies expected to arise after the acquisition of the equity interests in the subsidiary stated above. None of the goodwill recognized is expected to be deductible for income tax purposes.

The Group measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the favorable terms of the leases relative to market terms.

An analysis of the cash flows in respect of the acquisition of a subsidiary is as follows:

Acquisition date

Cash consideration	(228,420)
Consideration to be paid (Note 26)	22,842
Cash and bank balances acquired	6,315

Net outflow of cash and cash equivalents included in cash flows from investing activities	(199,263)

Transaction costs of the acquisition included in cash flows from operating activities	—

(199,263)

Since the acquisition, Taifeng Renewable Energy contributed RMB42,509 thousand to the Group’s revenue and RMB1,244 thousand to the consolidated profit for the year ended 31 December 2020.

Had the combination taken place at the beginning of the year, the revenue from continuing operations of the Group and the profit of the Group for the year would have been RMB169,494 million and RMB2,618 million, respectively.

(b)	Acquisition of Tianjin Longye

On 8 April 2020, the Company entered into an equity transfer agreement with Tianjin Yuan Rong Investment Management Co., Ltd., a subsidiary of the Huaneng Group, to acquire a 100% interest in Tianjin Longye. Tianjin Longye is mainly engaged in power generation and sales business. The acquisition was made as part of the Group's strategy to increase the Group's generation capacity in renewable energy. The acquisition was completed on 31 August 2020 (the acquisition date), when the Company obtained the control over Tianjin Longye. The total cash consideration for the acquisition was RMB8.55 million and was fully paid at the acquisition date.

39Business combination (continued)

Business combination in 2020 (continued)

(b)Acquisition of Tianjin Longye (continued)

The fair values of the identifiable assets and liabilities of Tianjin Longye as at the date of acquisition were as follows:

Fair value recognized
on acquisition

Assets
Property, plant and equipment	39,130
Other receivables and assets	3,403
Accounts receivable	1,494
Bank balances and cash	1,657
45,684

Liabilities
Accounts payable and other liabilities	(36,390)
(36,390)

Total identifiable net assets at fair value	9,294

Gain on bargain purchase recognized in others in the consolidated statement of comprehensive income	(741)

Satisfied by cash	8,553

An analysis of the cash flows in respect of the acquisition of a subsidiary is as follows:

Acquisition date

Cash consideration	(8,553)
Cash and bank balances acquired	1,657

Net outflow of cash and cash equivalents included in cash flows from investing activities	(6,896)

Transaction costs of the acquisition included in cash flows from operating activities	—

(6,896)

Since the acquisition, Tianjin Longye contributed RMB1,652 thousand to the Group’s revenue and RMB173 thousand to the consolidated profit for the year ended 31 December 2020.

39Business combination (continued)

Business combination in 2020 (continued)

(b)Acquisition of Tianjin Longye (continued)

Had the combination taken place at the beginning of the year, the revenue from continuing operations of the Group and the profit of the Group for the year would have been RMB169,450 million and RMB2,611 million, respectively.

(c)	Acquisition of a set of activities and assets of Huaneng Laizhou Wind Power Co., Ltd. (Laizhou Wind Power)

On 19 November 2020, Shandong Power entered into an acquisition agreement with Laizhou Wind Power to acquire a set of its activities and assets. Laizhou Wind Power is mainly engaged in power generation and sales business. The acquisition was made as part of the Group’s strategy to increase the Group's generation capacity in renewable energy. The acquisition was completed on 30 November 2020 (the acquisition date), when Shandong Power obtained the control over the assets and personnel. The total cash consideration for the acquisition was RMB255 thousand and was fully paid at the acquisition date.

The fair values of the identifiable assets and liabilities of the business as at the date of acquisition were as follows:

		Fair value recognized
	Note	on acquisition

Assets
Property, plant and equipment		231,278
Right-of-use assets		31,643
Other non-current assets		241
Other receivables and assets		205
Accounts receivable		44,812
		308,179

Liabilities
Long-term loans		(258,000)
Deferred income tax liabilities		(6,787)
Accounts payable and other liabilities		(49,924)
		(314,711)

Total identifiable net assets at fair value		(6,532)

Goodwill on acquisition	14	6,787

Satisfied by cash		255

39Business combination (continued)

Business combination in 2020 (continued)

(c)Acquisition of a set of activities and assets of Huaneng Laizhou Wind Power Co., Ltd. (Laizhou Wind Power) (continued)

Goodwill arising from the acquisition is attributable to the synergies expected to arise after the acquisition of the business stated above. None of the goodwill recognized is expected to be deductible for income tax purposes.

An analysis of the cash flows in respect of the acquisition of the business is as follows:

Acquisition date

Cash consideration	(255)
Cash and bank balances acquired	—

Net outflow of cash and cash equivalents included in cash flows from investing activities	(255)

Transaction costs of the acquisition included in cash flows from operating activities	—

(255)

Since the acquisition, the acquired business contributed RMB9,325 thousand to the Group’s revenue and RMB3,547 thousand to the consolidated profit for the year ended 31 December 2020.

Had the combination taken place at the beginning of the year, the revenue from continuing operations of the Group and the profit of the Group for the year would have been RMB169,480 million and RMB2,617 million, respectively.

Business combination in 2019

There was no business combination in 2019.

Business combination in 2018

(a)	Acquisition from Taishan Power

On 31 July 2018, Shandong Power entered into an equity transfer agreement with Taishan Power to acquire:

●	80% equity interests of Laizhou Wind Power
●	80% equity interests of Shandong Laiwu Thermal Power
●	75% equity interests of Shandong Liaocheng Thermal Power

These entities are all mainly engaged in power generation and sales business. The acquisition was completed on 1 August 2018 (the acquisition date), when Shandong Power obtained the control over above mentioned entities through the corresponding voting rights obtained and consolidated them in its financial statement. The acquisition is expected to increase its generation capacity in relevant areas. The acquired business contributed revenue of RMB743 million and net loss of RMB92 million to the Company and its subsidiaries for the period from the date of acquisition to 31 December 2018.

39Business combination (continued)

Business combination in 2018 (continued)

(a)Acquisition from Taishan Power (continued)

The total consideration is RMB1.173 billion after certain adjustments made in accordance with the equity transfer agreements, which has been settled in cash by 31 December 2018.

Acquisition date

Total consideration	1,172,508
Non-controlling interests	276,713
Less: Fair value of total identifiable net assets	1,218,003

Goodwill	231,218

Total consideration	1,172,508
Less: Bank balances and cash of acquirees	122,699

Cash consideration paid for acquisition of subsidiaries, net of cash acquired	1,049,809

Goodwill arising from the acquisitions is attributable to the synergies expected to arise after the acquisitions of the equity interests in the subsidiaries stated above. None of the goodwill recognized is expected to be deductible for tax purposes.

The Company incurred acquisition related cost amounted RMB0.96 million for financial advisory, legal and audit fees.

39Business combination (continued)

Business combination in 2018 (continued)

(a)Acquisition from Taishan Power (continued)

The assets and liabilities arising from the acquisitions of above entities are as follows:

		Shandong	Shandong
		Laiwu	Liaocheng
	Laizhou Wind	Thermal	Thermal
	Power	Power	Power
	Fair value	Fair value	Fair value
Assets
Property, plant and equipment	568,177	1,888,021	736,577
Land use rights	30,232	67,245	301,114
Other non-current assets	2,007	5,124	836
Inventories	131	2,354	22,225
Other receivables and assets	4,461	12,277	8,622
Accounts receivable	47,274	137,573	55,246
Bank balances and cash	10,486	57,558	54,655
	662,768	2,170,152	1,179,275

Liabilities
Long-term loans	(115,800)	(379,254)	(200,000)
Deferred income tax liabilities	—	(31,588)	(39,414)
Other non-current liabilities	—	(26,235)	(118,628)
Accounts payable and other liabilities	(62,059)	(162,237)	(122,774)
Taxes payables	(905)	(1,686)	(2,215)
Short-term loans	(150,000)	(550,000)	(34,000)
Current portion of long-term loans	(334,791)	(462,606)	—
	(663,555)	(1,613,606)	(517,031)

Total identifiable net assets at fair value	(787)	556,546	662,244

The fair value of the identifiable assets and liabilities acquired in the acquisition were assessed based on independent valuation prepared by external valuers.

39Business combination (continued)

Business combination in 2018 (continued)

(b)	A subsidiary transferred from a joint venture

The fair value of the identifiable assets and liabilities acquired in the acquisition were assessed based on independent valuation prepared by external valuers. Hong Kong Energy, which has two wholly-owned subsidiaries engaged in electricity production, sales and other relevant activities in Pakistan, was previously a joint venture established by a subsidiary of the Company and the other shareholder with 50%:50% equity interests. Previously, according to the terms in articles of association, Hong Kong Energy was jointly controlled by the two shareholders and therefore it was accounted for using equity method.

In December 2018, the other shareholder signed a voting in concert agreement whereby it agreed to vote the same in respect of significant financial and operating decisions made by Hong Kong Energy and its subsidiaries. As a result, Hong Kong Energy was included in the consolidated financial statements since then (acquisition date: 31 December 2018).

Acquisition date

Non-controlling interests	1,314,040
Fair value of pre-existing interest in Hong Kong Energy	1,314,040
Less: Fair value of total identifiable net assets	2,628,080

Goodwill	—

39Business combination (continued)

Business combination in 2018 (continued)

(b)	A subsidiary transferred from a joint venture (continued)

The identifiable assets and liabilities of Hong Kong Energy as at the acquisition date are as follows:

Fair value recognized
on acquisition

Assets
Property, plant and equipment	275,889
Deferred income tax assets	2,919
Other non-current assets	10,205,870
Inventories	372,248
Other receivables and assets	1,030,858
Accounts receivable	1,523,409
Bank balances and cash	374,964
13,786,157

Liabilities
Long-term loans	(8,200,739)
Other non-current liabilities	(210,142)
Accounts payable and other liabilities	(675,009)
Taxes payable	(1,330)
Short-term loans	(1,560,108)
Current portion of long-term loans	(510,749)
(11,158,077)

Total identifiable net assets at fair value	2,628,080